4. Inventories: Schedule of inventories (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of inventories
	March 31, 2014	June 30, 2013
Raw materials	$206,289	$155,531
Finished goods	64,352	24,844
Total	$270,641	$180,375